CONSOLIDATED BALANCE SHEETS - Parenthetical - $ / shares	Jul. 31, 2020	Jan. 31, 2020	Jan. 31, 2019
Details
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	41,218,008	41,218,008	37,504,588
Common Stock, Shares, Outstanding	41,218,008	41,218,008	37,504,588